Trade receivables, net	12 Months Ended
Dec. 31, 2025
Trade receivables [Abstract]
Trade receivables, net
7.	Trade receivables, net

	As of December 31,
	2024	2025
	RMB’000	RMB’000

Trade receivables	148,057	104,965
Loss allowance	(69,137)	(83,251)
	78,920	21,714
Included in trade receivables, net per balance sheet	44,506	21,714
Included in assets classified as held for sale	34,414	—

The following is an aging analysis of trade receivables presented based on the invoice date at the end of each reporting period, which approximated the respective revenue recognition date.

	As of December 31,
	2024	2025
	RMB’000	RMB’000

0 – 90 days	21,479	7,945
91 – 180 days	905	588
181 – 365 days	45,459	—
1 – 2 years	25,604	40,143
2 – 3 years	47,720	12,405
Over 3 years	6,890	43,884
	148,057	104,965

The Group uses a provision matrix to calculate ECLs for trade receivables that result from transactions within the scope of IFRS 15. The provision rates are based on aging for groupings of various customer segments with similar loss patterns. The provision matrix is based on the historical default rates taking into consideration forward-looking information that is reasonable, supportable and available without undue costs and effort.

The movement in ECL allowance for trade receivables during the years indicated is as follows:

	Year ended December 31,
	2024	2025
	RMB’000	RMB’000

Opening loss allowance	60,513	63,865
Provision for loss allowance, net	10,341	14,114
Disposal of a subsidiary	(1,717)	—
Reclassified as held for sale assets	(5,272)	(15,651)
Closing loss allowance	63,865	62,328

The ECL allowance as of December 31, 2024 and 2025 was determined based on aging as follows:

	Within 1 year	1-2 years	2-3 years	Over 3 years

At December 31, 2024
Expected loss rate	11.1%	28.0%	49.2%	100.0%
Gross carrying amount (RMB’000)	67,843	21,615	5,992	329
Loss allowance (RMB’000)	7,536	6,047	2,947	329

At December 31, 2025
Expected loss rate	4.9%	33.9%	61.7%	100.0%
Gross carrying amount (RMB’000)	8,156	16,567	7,844	1,280
Loss allowance (RMB’000)	398	5,616	4,839	1,280

Besides from the above ECL allowance calculated using provision matrix, as of December 31, 2024 and 2025, loss allowance was fully made for specific trade receivables with gross amount of RMB52.3 million and RMB71.1 million, respectively, which were considered to be in default due to conditions indicating that the Group was unlikely to receive the outstanding contractual amounts.